SCHEDULE OF CONTINGENT LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Contingent Liabilities
Options		$ 1,690,000
Contingent consideration		2,024,000
Contingent liabilities		$ 3,714,000